Fair Value Measurements - Summary Of Fair Value Of Warrants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Measurements
Fair value of warrants at beginning of the period	¥ 0
Change in fair value	11,219	$ 1,627	¥ 0	¥ 0
Fair value of warrants at end of the period	24,376		¥ 0
Level 3
Fair Value Measurements
Issuances	36,838
Change in fair value	(11,219)
Effect of exchange rate changes	(1,243)
Fair value of warrants at end of the period	¥ 24,376